Note 14 - (Loss) earnings per share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted

	For the Years Ended December 31,
	2024	2023

Net (loss) income attributable to Tungray Technologies Inc’s shareholders	$(480,019)	$856,536

Weighted average number of common shares outstanding
Basic and diluted	15,949,600	15,000,000

(Loss) earnings per share
Basic and diluted	(0.03)	0.06